SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income

The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Crown Entertainment Limited per share consisted of the following:

	Nine Months Ended September 30,
	2016	2015
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Crown Entertainment Limited per share	1,534,527,893	1,617,033,893
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	8,113,350	10,216,018

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Crown Entertainment Limited per share	1,542,641,243	1,627,249,911

Components of Group's Accumulated Other Comprehensive Losses

As of September 30, 2016 and December 31, 2015, the Group’s accumulated other comprehensive losses consisted of the following:

	September 30,	December 31,
	2016	2015
Foreign currency translation adjustment	$(23,246)	$(21,897)
Change in the fair value of interest rate swap agreements	(2)	(37)

	$(23,248)	$(21,934)